Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank Borrowings [Line Items]
Outstanding principal amount	$ 5,178,003	$ 5,772,289
Less: non-current portion	(3,225,899)	(3,411,887)
Bank borrowings, current	$ 1,952,104	2,360,402
Shanghai Commercial Bank (“SCB”) [Member]
Schedule of Bank Borrowings [Line Items]
Nature of banking facility	Revolving trade financing
Tenor	Maximum 120 days
Outstanding principal amount	$ 1,761,048	1,646,597
SCB [Member]
Schedule of Bank Borrowings [Line Items]
Nature of banking facility	Installment loan
Tenor	Fully repayable by March 27, 2037 in monthly installments.
Outstanding principal amount	$ 3,416,955	3,575,653
DBS Bank (Hong Kong) Limited (“DBS”) [Member]
Schedule of Bank Borrowings [Line Items]
Nature of banking facility	Accounting payable financing
Tenor	Maximum 120 days
Outstanding principal amount		$ 550,039
Maximum [Member] | Shanghai Commercial Bank (“SCB”) [Member]
Schedule of Bank Borrowings [Line Items]
Amount of banking facility	35,000,000,000,000
Maximum [Member] | SCB [Member]
Schedule of Bank Borrowings [Line Items]
Amount of banking facility	33,545,132,000,000
Maximum [Member] | DBS Bank (Hong Kong) Limited (“DBS”) [Member]
Schedule of Bank Borrowings [Line Items]
Amount of banking facility	10,500,000,000,000
Minimum [Member] | Shanghai Commercial Bank (“SCB”) [Member]
Schedule of Bank Borrowings [Line Items]
Amount of banking facility	4,480,918,000,000
Minimum [Member] | SCB [Member]
Schedule of Bank Borrowings [Line Items]
Amount of banking facility	4,294,656,000,000
Minimum [Member] | DBS Bank (Hong Kong) Limited (“DBS”) [Member]
Schedule of Bank Borrowings [Line Items]
Amount of banking facility	$ 1,344,275,000,000